Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Consideration Paid [Abstract]
Cash to be paid to WBI	$ 5,000
Identifiable Assets [Abstract]
Cash and equivalents	525
Premises and equipment	61
Other noncurrent assets	5,617
Customer list intangible	2,300
Due to seller	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Goodwill acquired	$ 6,751